Cover	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	mPHASE TECHNOLOGIES, INC.
Entity Central Index Key	0000825322
Entity Tax Identification Number	22-2287503
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	1101 Wootton Parkway
Entity Address, Address Line Two	Suite 1040
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	(301)
Local Phone Number	329-2700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false